Leases (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Jun. 30, 2023	Jun. 30, 2022	Jul. 01, 2022
Leases [Abstract]
Right of use asset	$ 31,609		$ 31,609		$ 61,377		$ 84,829
Discount rate							3.50%
Weighted-average lease term	9 months 18 days		9 months 18 days
Lease expense	$ 10,795		$ 20,332
Rent expense		$ 5,232		$ 27,525
Lease term					1 year 7 months 6 days
Lease expense					$ 168,752	$ 35,032